Accounting policies (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Jun. 01, 2015 EUR (€)
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Foreign exchange rate	1.13	1.17	1.36
Disclosure of detailed information about property, plant and equipment [line items]
Trade receivables	€ 283.2	€ 240.9
Founder Preferred Shares Dividend Reserve	€ 493.4	493.4		€ 531.5
Number of operating segments | segment	1
Trade receivables provision	€ 5.8
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Trade receivables	€ 289.3	€ 247.3
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	14 years
Computer equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Computer equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	5 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	7 years
Brands
Disclosure of detailed information about intangible assets [line items]
Years established	50 years
Brands | La Cocinera
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	10 years
Brands | Lutosa
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	6 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	14 years